Discontinued Operations	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
3.
DISCONTINUED OPERATIONS

As discussed in Note 2. Basis of Presentation above, on June 28, 2021, the Company completed the spin-off of Jetlines, its wholly owned subsidiary, and the requirements for the presentation of Jetlines as a discontinued operation were met on that date. Accordingly, Jetlines’ historical financial results are reflected in the Company’s consolidated financial statements as discontinued operations. The Company did not allocate any general corporate overhead or interest expense to discontinued operations.

As described in Note 2, Global retained 25% of the shares issued and outstanding of Jetlines. The Company’s investment in Jetlines was recorded in accordance with the guidance of ASC 845-10, Nonmonetary Transactions, and ASC 505-60, Spinoffs and Reverse Spinoffs. Accordingly, the net liabilities transferred were derecognized at the carrying value and the Company recorded the gain on discontinued operations.

The following is a summary of Jetlines’ assets and liabilities as of June 28, 2021:

As of
June 28, 2021
Cash and cash equivalents	$4,897
Other current assets	2,135
Prepaid expenses	26,055
Accounts payable and accrued liabilities	(303,581)
Long-term loan payable	(32,336)
Net liabilities transferred	$(302,830)

The results of discontinued operations and gain from discontinued operations are as follows:

Year ended
December 31, 2021
General and administrative	$4,788
Professional fees	101,108
Regulatory costs	3,147
Travel, meals, and entertainment	16,081
Net loss for period	(125,124)
Gain on disposal of liabilities	302,830
Income from discontinued operations	$177,706

The investment in Jetlines shall be adjusted each period for the Company’s share of the investee’s income or loss and dividend paid, if any, in accordance with the guidance of ASC 323, Investments—Equity Method and Joint Ventures.